Fees and Expenses - Eaton Vance Intermediate Municipal Income ETF	Sep. 27, 2024
Prospectus [Line Items]
Expense Narrative [Text Block]

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Eaton Vance Intermediate Municipal Income ETF—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee[1]	0.29%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.29%
Fee Waiver[3]	0.19%
Total Annual Fund Operating Expenses After Fee Waiver[3]	0.10%

[3]  The Adviser has agreed to reduce its management fee so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's business, will not exceed 0.10%. The fee waiver will continue until February 1, 2026 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is expected that the duration of the fee waiver will not be extended. Total Annual Fund Operating Expenses After Fee Waiver has been restated to reflect the fee waiver effective on October 1, 2024.

Expense Example Narrative [Text Block]

The Example table under the section of the Prospectus entitled "Fund Summary—Eaton Vance Intermediate Municipal Income ETF—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
1 Year	3 Years
$10	$74

Expense Example Closing [Text Block]	Please retain this supplement for future reference.